SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Segment Reporting [Line Items]
Total revenues				$ 247
Inventory write-off	[1]			1,568
Research and development payroll	[1]	530		1,631
Research and development projects	[1]	36		245
Operating lease and maintenance	[1]	286		328
Professional Services	[1]	930		949
Directors Insurance	[1]	279		316
Investors relations expenses	[1]	42
Share-based compensation expense	[1]	13,774		59
Unrealized loss on digital asset		30,328	[1]
Digital asset custody and sponsor fees	[1]	261
Other segment items	[1]	389		2,196
Net loss		46,855		7,045
Total asset		87,428	[2]	6,551	[2]	$ 122,565
Flywheel [Member]
Segment Reporting [Line Items]
Total revenues				247
Inventory write-off	[1]			1,568
Research and development payroll	[1]	530		1,631
Research and development projects	[1]	36		245
Operating lease and maintenance	[1]	286		328
Professional Services	[1]
Directors Insurance	[1]
Investors relations expenses	[1]
Share-based compensation expense	[1]	1		53
Unrealized loss on digital asset	[1]
Digital asset custody and sponsor fees	[1]
Other segment items	[1]	427		2,034
Net loss		1,280		5,612
Total asset	[2]	2,698		6,106
Corporate Segment and Other Operating Segment [Member]
Segment Reporting [Line Items]
Total revenues
Inventory write-off	[1]
Research and development payroll	[1]
Research and development projects	[1]
Operating lease and maintenance	[1]
Professional Services	[1]	930		949
Directors Insurance	[1]	279		316
Investors relations expenses	[1]	42
Share-based compensation expense	[1]	13,773		6
Unrealized loss on digital asset	[1]	30,328
Digital asset custody and sponsor fees	[1]	261
Other segment items	[1]	(38)		162
Net loss		45,575		1,433
Total asset	[2]	$ 84,730		$ 445

[1]	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.
[2]	Flywheel Segment assets include all Company assets except digital assets, short term prepaid expenses, long-term prepaid expenses and certain cash and cash equivalents.